      As Filed with the Securities and Exchange Commission on July 13, 2005


                                                             File Nos. 333-54464
                                                                       811-03365

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                                  [ ]


Post-Effective Amendment No. 12                                              [x]


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 198                                                            [x]


                        (Check Appropriate Box or Boxes)

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                     METLIFE INVESTORS USA INSURANCE COMPANY
                               (Name of Depositor)

22 Corporate Plaza Drive, Newport Beach, California                    92660

(Address of Depositor's Principal Executive Offices)                 (Zip Code)

               (Depositor's Telephone Number, including Area Code)
                                 (800) 989-3752

                     (Name and Address of Agent for Service)
                               Richard C. Pearson
                            Executive Vice President
                     MetLife Investors USA Insurance Company
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 (949) 629-1317

                                   COPIES TO:

                                W. Thomas Conner
                         Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                              Washington, DC 20004
                                 (202) 383-0590

                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.


[ ]  on (date) pursuant to paragraph (b) of Rule 485.

[x]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Individual Variable Annuity Contracts

     This registration statement incorporates by reference the prospectus (the "Prospectus") and statement of additional information, each dated May 1, 2005 for the Series VA contracts included in Post-Effective Amendment No. 11 to the registration statement on Form N-4 (File No. 333-54464) filed on April 25, 2005 pursuant to paragraph (b) of Rule 485.

     This registration statement incorporates by reference the supplement, to the Prospectus dated May 1, 2005, as filed on April 27, 2005 pursuant to Rule 497, and the supplement to the Prospectus dated June 24, 2005, as filed on June 24, 2005 pursuant to Rule 497.

                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                       SUPPLEMENT DATED NOVEMBER 1, 2005
             TO THE PROSPECTUS DATED MAY 1, 2005 (AS SUPPLEMENTED)

This supplement describes an optional benefit, the Guaranteed Minimum Accumulation Benefit ("GMAB"), which may be added by rider in states where approved to Series VA variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). The GMAB guarantees that at the Rider Maturity Date, your account value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the contract, less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. This supplement also describes an enhanced version of the Guaranteed Withdrawal Benefit, which may be added by rider in states where approved to Series VA contracts issued by us.

This supplement provides information in addition to that contained in the prospectus dated May 1, 2005 (as supplemented) for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1.  FEE TABLE AND EXAMPLES

In the "Periodic Fees and Expenses Table" in the "FEE TABLES AND EXAMPLES" section of the prospectus, replace the references to the Guaranteed Withdrawal Benefit Rider Charge with the following:

GUARANTEED WITHDRAWAL BENEFIT AND ENHANCED
  GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGE 0.50% of the Guaranteed Withdrawal Amount
  PRIOR TO OPTIONAL RESET                    (Note 3)

GUARANTEED WITHDRAWAL BENEFIT AND ENHANCED
  GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGE 0.95% of the Guaranteed Withdrawal Amount
  UPON OPTIONAL RESET (MAXIMUM)              (Note 3)

Add the following to the "Periodic Fees and Expenses Table":

  GUARANTEED MINIMUM ACCUMULATION BENEFIT 0.75% of the Guaranteed Accumulation
    RIDER CHARGE                          Amount (Note 4)

Note 4. See "Access to Your Money -- Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.

2.  EXAMPLES

The "Examples" in the "FEE TABLES AND EXAMPLES" section of the prospectus are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. Chart 1 in the "Examples" section illustrates the most expensive way to purchase the contract.
                                   ----
Chart 1 assumes purchase of the Guaranteed Minimum Income Benefit Plus ("GMIB Plus") rider, as well as certain optional death benefits. With the availability of the GMAB rider, purchasing the GMIB Plus rider is no longer the most expensive way to purchase the contract in all years shown. Purchasing the contract with the GMIB Plus rider is the most expensive way to purchase the contract for a 3, 5 or 10 year time period, and purchasing the contract with the GMAB rider

                                                                 SUPP-GMABUSAVA
is the most expensive way to purchase the contract for a 1 year time period. Therefore, we are adding Chart 3 below to the "Examples" section of the prospectus to show the cost of purchasing the contract with the GMAB rider. You can compare these expenses to those shown in Chart 1 in the "Examples" section of the prospectus, which assume that the GMIB Plus rider is purchased.

Chart 2 in the "Examples" section of the prospectus illustrates the least
                                                                    -----
expensive way to purchase the contract. Chart 2 assumes that you do not select an optional death benefit rider or a GMAB, GMIB, or Guaranteed Withdrawal Benefit rider.

CHART 3. Chart 3 assumes you select the Compounded-Plus Death Benefit rider, the Additional Death Benefit -- Earnings Preservation Benefit and the Guaranteed Minimum Accumulation Benefit ("GMAB") rider, which is the most expensive way to purchase the contract for a 1 year time period.

   (1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

                                             Time Periods
         1 year                    3 years                    5 years                    10 years
-----------------------------------------------------------------------------------------------------------
         (a) $                      (a) $                      (a) $                      (a) $
         (b) $                      (b) $                      (b) $                      (b) $

   (2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                             Time Periods
         1 year                    3 years                    5 years                    10 years
-----------------------------------------------------------------------------------------------------------
         (a) $                      (a) $                      (a) $                      (a) $
         (b) $                      (b) $                      (b) $                      (b) $

3.  EXPENSES

Replace the "Guaranteed Withdrawal Benefit -- Rider Charge" section of the "EXPENSES" section of the prospectus with the following:

GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE

We offer a Guaranteed Withdrawal Benefit ("GWB I") rider which you can select when you purchase the contract. When available, and if approved in your state, we will offer the Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB") rider instead of the GWB I rider (see "Access to Your Money -- Enhanced Guaranteed Withdrawal Benefit"). Collectively, we will refer to these two riders as the "GWB." If you elect the GWB, a charge is deducted from your account value on each contract anniversary. The charge is equal to 0.50% of the Guaranteed Withdrawal Amount (see "Access to Your Money -- Guaranteed Withdrawal Benefit") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. The GWB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person) or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change. If you elect an Optional Reset of the GWB on the 3rd (Enhanced GWB only) or 5th contract anniversary or thereafter as permitted, we may increase the GWB rider charge to the charge applicable to current contract purchases at the time of the reset but no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount. If the GWB I rider is in effect, the GWB rider charge will continue even if your Benefit Base equals zero. If the Enhanced GWB rider is in effect the GWB rider charge will not continue if your Benefit Base equals zero.

Add the following as a new section in the "EXPENSES" section of the prospectus:

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- RIDER CHARGE

We offer a Guaranteed Minimum Accumulation Benefit ("GMAB") rider which you can select when you purchase the contract. If you elect the GMAB, a charge is deducted from your account value on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Access to Your Money -- Guaranteed Minimum Accumulation Benefit") at the end of the prior contract year. The GMAB rider charge is deducted from your account value pro rata from your contract's Asset Allocation Program portfolio and the EDCA account in the ratio each account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value or you apply your account value to an annuity option, we will assess a pro rata portion of the rider charge based on the number of whole months since the last contract anniversary.

4.  ANNUITY PAYMENTS (THE INCOME PHASE)

Add the following to the discussion of the Guaranteed Minimum Income Benefit in the "ANNUITY PAYMENTS (THE INCOME PHASE)" section of the prospectus:

You may not have this benefit in effect at the same time as the Guaranteed Minimum Accumulation Benefit or the Guaranteed Withdrawal Benefit.

5.  ACCESS TO YOUR MONEY

Add the following to the discussion of the Guaranteed Withdrawal Benefit in the "ACCESS TO YOUR MONEY" section of the prospectus:

ENHANCED GUARANTEED WITHDRAWAL BENEFIT

In states where approved, we will offer an enhanced version of the Guaranteed Withdrawal Benefit rider ("Enhanced GWB") instead of the GWB I rider. This version is the same as the GWB rider described above ("GWB I"), except with the following enhancements: (1) favorable treatment of required minimum distribution withdrawals; (2) availability of an optional reset every three contract years; (3) waiver of the GWB rider charge if the Benefit Base is zero; and (4) ability to cancel the rider within a 90-day period following the fifth contract anniversary. A description of these features follows.

REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 701/2. These required distributions may be larger than your Annual Benefit Payment. After the first contract year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY.

OPTIONAL RESET. Starting with the third contract anniversary prior to the owner's 86/th/ birthday, you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. Similar to the Optional Reset described above for the GWB I, we must receive your request in writing within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least three years since the last Optional Reset and it is prior to the owner's 86/th/ birthday.

GWB RIDER CHARGE. Unlike the GWB I described in your prospectus, we will not continue to assess the GWB rider charge if your Benefit Base equals zero.

CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our administrative procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If you cancel the Enhanced GWB rider, you may not re-elect it.

You may not have the GWB benefit in effect at the same time as the GMIB or GMAB benefits.

(See Appendix [ ] for examples of the Enhanced GWB. The attached Appendix [ ] replaces Appendix [ ] in your prospectus.)

Add the following to the "ACCESS TO YOUR MONEY" section of the prospectus after the discussion of the Guaranteed Withdrawal Benefit:

GUARANTEED MINIMUM ACCUMULATION BENEFIT

In states where approved, you may elect the Guaranteed Minimum Accumulation Benefit ("GMAB") as an optional rider to your contract. The GMAB guarantees that your account value will not be less than a minimum amount at the end of a
                             ---
specified number of years (the "Rider Maturity Date"). If your account value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply additional amounts to increase your account value so that it is equal to the guaranteed amount.

If you elect the GMAB rider, we require you to allocate your purchase payments and all of your account value to one of the Asset Allocation Program portfolios available in your contract (the MetLife Aggressive Strategy and the MetLife Growth Strategy Portfolios are not available for this purpose). You may also allocate purchase payments to the EDCA program, provided that your destination investment portfolio is one of the available Asset Allocation Program portfolios. No transfers are permitted while this rider is in effect. The Asset Allocation Program portfolio you choose will determine the percentage of purchase payments that equal the guaranteed amount. The Asset Allocation Program portfolios available if you choose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:

                                          Guaranteed Amount
                                           (% of Purchase   Years to Rider
                  Portfolio                   Payments)     Maturity Date
     ---------------------------------------------------------------------
     MetLife Defensive Strategy Portfolio        130%          10 years

     MetLife Moderate Strategy Portfolio.        120%          10 years

     MetLife Balanced Strategy Portfolio.        110%          10 years

You may elect the GMAB rider when you purchase the contract, up through age 80. This benefit is intended to protect you against poor investment performance during the accumulation phase of your contract. However, you may not elect the GMAB rider if you have also elected a GWB rider or GMIB rider.

BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your account value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount ranges from 110% to 130%, depending on the Asset Allocation Program portfolio you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of account value that reduces the Guaranteed

Accumulation Amount below the maximum, then purchase payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.

On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which Asset Allocation Program portfolio you have selected. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total account value.

   EXAMPLE:

   Assume your account value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the account value. Therefore, after the withdrawal, your account value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).

At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's account value to its Guaranteed Accumulation Amount. If the account value is less than the Guaranteed Accumulation Amount, we will contribute to your account value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Asset Allocation Program portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).

If your account value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your account value. The GMAB rider terminates at the Rider Maturity Date. We no longer deduct the rider charge after that date, and the related investment requirements and restrictions will no longer apply.

If your account value is reduced to zero for any reason other than a full withdrawal of the account value or application of the entire account value to an annuity option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient account value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the account value.

Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if purchase payments made during the 120 day GMAB Eligibility Period lose significant value, if the account value, which includes all purchase payments, is equal to the target percentage amount of your purchase payments made during the 120 day period (depending on the Asset Allocation Program portfolio you have selected), then no Guaranteed Accumulation Payment is made.

   EXAMPLE:

   Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Portfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your account value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000
   - $0 = $11,000).

   In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Portfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your account value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date. Consequently, your account value is $11,000. We would not pay a Guaranteed Accumulation Payment because the account value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).

RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your account value to an annuity option; and (5) the date of death of the owner or joint owner (or annuitant if the owner is a non-natural person) unless the beneficiary is the spouse of the owner and elects to continue the contract under the spousal continuation provisions of the contract.

Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.

CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Your request takes effect on the next business day after we receive it. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

22 Corporate Plaza Drive Telephone: 800-989-3752
Newport Beach, CA 92660

APPENDIX [      ]
GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.

A.  How Withdrawals Affect the Benefit Base

    1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 x 5% Bonus). Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.

    2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, reducing the Benefit Base to $80,000.

B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.

C.  How Withdrawals Affect the Annual Benefit Payment

    1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

    2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount

An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a sub-

                                     [ ]-1
sequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

E.  Putting It All Together

    1.  When Withdrawals Do Not Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your account value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

                                    [CHART]

              Annual Benefit    Cumulative         Account      Benefit
                 Payment        Withdrawals         Value        Base
                 -------        -----------        -------      -------
 0                    0                0           100,000      105,000
 1                7,350            7,350            85,000       97,650
 2                7,350            7,350            68,000       90,300
 3                7,350            7,350            50,000       82,950
 4                7,350            7,350            42,650       75,600
 5                7,350            7,350            35,300       68,250
 6                7,350            7,350            27,950       60,900
 7                7,350            7,350            20,600       53,550
 8                7,350            7,350            13,250       46,200
 9                7,350            7,350             5,900       38,850
10                7,350            7,350                 0       31,500
11                7,350            7,350                 0       24,150
12                7,350            7,350                 0       16,800
13                7,350            7,350                 0        9,450
14                7,350            7,350                 0        2,100
15                2,100            2,100                 0            0
16
17
18

    2.  When Withdrawals Do Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would now be the amount guaranteed to be available to be withdrawn over time.

                                     [ ]-2

                                    [CHART]

              Annual Benefit    Cumulative         Account      Benefit
                 Payment        Withdrawals         Value        Base
                 -------        -----------        -------      -------
 0                   $0               $0          $100,000     $105,000
 1                7,350            7,350            85,000       97,650
 2                7,350            7,350            68,000       90,300
 3                7,350            7,350            50,000       82,950
 4                7,350           10,000            40,000       40,000
 5                2,800            2,800            37,200       37,200
 6                2,800            2,800            34,400       34,400
 7                2,800            2,800            31,600       31,600
 8                2,800            2,800            28,800       28,800
 9                2,800            2,800            26,000       26,000
10                2,800            2,800            23,200       23,200
11                2,800            2,800            20,400       20,400
12                2,800            2,800            17,600       17,600
13                2,800            2,800            14,800       14,800
14                2,800            2,800            12,000       12,000
15                2,800            2,800             9,200        9,200
16                2,800            2,800             6,400        6,400
17                2,800            2,800             3,600        3,600
18                2,800            2,800               800          800

F. How the Optional Reset Works if Elected on the 5/th/ Contract Anniversary (may be elected prior to age 86)

Assume that a contract had an initial purchase payment of $100,000 and the fee is .50%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

The account value on the fifth contract anniversary grew due to market performance to $195,850. Assume the fee remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $195,850, and the Annual Benefit Payment would become 7% x $195,850 = $13,710.

The account value on the tenth contract anniversary grew due to market performance to $250,488. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $250,488, and the Annual Benefit Payment would become 7% x $250,488 = $17,534.

The account value on the fifteenth contract anniversary grew due to market performance to $395,016. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $395,016, and the Annual Benefit Payment would become 7% x $395,016 = $27,651.

The period of time over which the Annual Benefit Payment may be taken would be lengthened.

                                     [ ]-3

                                    [CHART]

              Annual Benefit     Cumulative       Account
                Payment         Withdrawals        Value
              --------------    -----------       -------
 1              $ 7,350.00      $  7,350.00      $105,000.00
 2                7,350.00        14,700.00       125,000.00
 3                7,350.00        22,050.00       130,000.00
 4                7,350.00        29,400.00       145,000.00
 5                7,350.00        36,750.00       185,000.00
 6               13,709.50        50,459.50       195,850.00
 7               13,709.50        64,169.00       175,000.00
 8               13,709.50        77,878.50       185,200.00
 9               13,709.50        91,588.00       189,300.00
10               13,709.50       105,297.50       205,200.00
11               17,534.16       122,831.70       250,488.00
12               17,534.16       140,365.80       260,322.00
13               17,534.16       157,900.00       245,000.00
14               17,534.16       175,434.10       285,000.00
15               17,534.16       192,968.30       315,000.00
16               27,651.12       220,619.40       395,016.00
17               27,651.12       248,270.50       410,100.00
18               27,651.12       275,921.70       425,200.00
19               27,651.12       303,572.80       420,200.00
20               27,651.12       331,223.90       452,000.00



G. How the Optional Reset Works if Elected on the 3/rd/ Contract Anniversary (may be elected prior to age 86)

Assume that a contract had an initial purchase payment of $100,000 and the fee is .50%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $100,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).

The account value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.

The account value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The account value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.

                                     [ ]-4

                        [CHART]

       Annual
      Benefit    Cumulative    Account
      Payment    Withdrawls    Balance
      -------    ----------    -------
1       7350         7350      105000
2       7350        14700      125000
3       7350        22050      130000
4      10385        32435      148350
5      10385        42819      185000
6      10385        53204      195000
7      12590        65794      179859
8      12590        78384      210000
9      12590        90974      223000
10     19781       110755      282582
11     19781       130535      270000
12     19781       150316      278000
13         0            0      315000



                                     [ ]-5

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements
   -----------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

1.      Report of Independent Registered Public Accounting Firm.

2.      Statement of Assets and Liabilities as of December 31, 2004.

3.      Statement of Operations for the year ended December 31, 2004.

4. Statements of Changes in Net Assets for the years ended December 31, 2004 and 2003.

5.      Notes to Financial Statements.

The following financial statements of the Company are included in Part B hereof:

1.      Independent Auditors' Report.

2.      Balance Sheets as of December 31, 2004 and 2003.

3.      Statements of Income for the years ended December 31, 2004, 2003 and
2002.

4. Statements of Stockholder's Equity for the years ended December 31, 2004, 2003 and 2002.

5.      Statements of Cash Flows for the years ended December 31, 2004, 2003 and
2002.

6.      Notes to Financial Statements.

b. Exhibits
   -----------------------------------------------------------------------------

1. Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18,
2004)(6)

2.      Not Applicable.

3.(i)   Principal Underwriter's and Selling Agreement (effective January 1,
2001)(6)

(ii) Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(6)

4.(i)   Individual Flexible Purchase Payment Deferred Variable Annuity
Contract(1)

(ii)    Enhanced Dollar Cost Averaging Rider(1)

(iii)   Three Month Market Entry Rider(1)

(iv)    Death Benefit Rider - Principal Protection(1)

(v)     Death Benefit Rider - Compounded-Plus(1)

(vi)    Death Benefit Rider - (Annual Step-Up)(1)

(vii)   Guaranteed Minimum Income Benefit Rider - (Living Benefit)(1)

(viii)  Additional Death Benefit Rider - (Earnings Preservation Benefit)(1)

(ix)    Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement
Rider(1)

(x)     Terminal Illness Rider(1)

(xi)    Individual Retirement Annuity Endorsement(1)

(xii)   Roth Individual Retirement Annuity Endorsement(1)

(xiii)  401 Plan Endorsement(1)

(xiv)   Tax Sheltered Annuity Endorsement(1)

(xv)    Unisex Annuity Rates Rider(1)

(xvi) Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company; formerly Security First Life Insurance Company)(3)

(xvii) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(5)

(xviii) Form of Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-1 (7/04)(6)

(xix)   Form of Contract Schedule [Series C, L, VA, or XC] 8028-2 (7/04)(6)

(xx)    Individual Retirement Annuity Endorsement 8023.1 (9/02)(6)

(xxi)   Roth Individual Retirement Annuity Endorsement 9024.1 (9/02)(6)

(xxii)  401(a)/403(a) Plan Endorsement 8025.1 (9/02)(6)

(xxiii) Tax Sheltered Annuity Endorsement 8026.1 (9/02)(6)

(xxiv)  Simple Individual Retirement Annuity Endorsement 8276 (9/02)(6)

(xxv) Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 8018-2(05/05)(7)

(xxvi)  Form of Enhanced Dollar Cost Averaging Rider 8013-1( 05/05)(7)

(xxvii) Form of Three Month Market Entry Rider 8104-1 (05/05)(7)


(xxviii) Form of Contract Schedule (GMIB Plus or GMIB III) 8028-3 (5/05)(8)

(xxix) Guaranteed Withdrawal Benefit Endorsement - (EGWB) MLIU-GWB (11/05)-E (filed herewith)

(xxx)   Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-2
(11/05)(filed herewith)

(xxxi)  Form of Contract Schedule (GMAB) 8028-4 (11/05)(filed herewith)

(xxxii) Guaranteed Minimum Accumulation Benefit Rider (GMAB) MLIU-670-1 (11/05)(filed herewith)


5.(i)   Form of Variable Annuity Application(2)

(ii)    Form of Variable Annuity Application 8029 (7/04) APPVA-504USAVA(6)


(iii)   Form of Variable Annuity Application 8029 (1/05) APPAVA105USAVA(7)

(iv) Form of Variable Annuity Application 8029 (4/05) APPVA1105USAVA (filed herewith)


6.(i)   Copy of Restated Articles of Incorporation of the Company(6)

(ii)    Copy of the Bylaws of the Company(6)

(iii) Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79(6)

(iv) Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80(6)

(v) Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85(6)

(vi) Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84(6)

(vii) Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94(6)

(viii) Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company (name change to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00(6)

7.(i)   Reinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan Life Insurance Company(4)

(ii) Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter Reassurance Company, Ltd.(4)

8.(i)   Form of Participation Agreement Among Metropolitan Series Fund, Inc.,
Metropolitan Life Insurance Company and Security First Life Insurance Company(3)

(ii) Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA Insurance Company (effective 2-12-01)(6)

9.      Opinion and Consent of Counsel(5)


10.(i) Consent of Independent Registered Public Accounting Firm (to be filed by amendment)

(ii) Consent of Counsel (Sutherland Asbill & Brennan LLP) (to be filed by amendment)

(iii) Consent of Counsel (Metlife Investors USA Insurance Company) (to be filed by amendment)


11.     Not Applicable.

12.     Not Applicable.


13.(i) Powers of Attorney for Michael K. Farrell, James P. Bossert, Susan A. Buffum, Michael R. Fanning, Hugh C. McHaffie, Richard C. Pearson, Elizabeth M. Forget, George Foulke and Jeffrey A. Tupper.(5)

(ii)    Power of Attorney for Matthew K. Wessel (filed herewith)


(1) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

(2) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on March 21, 2001.

(3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

(4) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 30, 2003.

(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

(7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 18, 2005.

(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 25, 2005.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


Name and Principal Business Address   Positions and Offices with Depositor
-----------------------------------   ------------------------------------------
Michael K. Farrell                    Chairman of the Board, President,
22 Corporate Plaza Drive              Chief Executive Officer and Director
Newport Beach, CA 92660

Susan A. Buffum                       Director
334 Madison Avenue
Convent Station, NJ 07961

Matthew K. Wessel                     Vice President and Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807

James P. Bossert                      Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Michael R. Fanning                    Director
501 Boylston Street
Boston, MA 02116

Elizabeth M. Forget                   Director
260 Madison Avenue
New York, NY 10016

George Foulke                         Director
501 Route 22
Bridgewater, NJ 08807

Hugh C. McHaffie                      Executive Vice President and Director
501 Boylston Street
Boston, MA 02116

Kevin J. Paulson                      Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Richard C. Pearson                    Executive Vice President, General
22 Corporate Plaza Drive              Counsel, Secretary and Director
Newport Beach, CA 92660


Helayne F. Klier                      Executive Vice President
260 Madison Avenue
New York, NY 10016

Jeffrey A. Tupper                     Assistant Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Debora L. Buffington                  Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

Roberto Baron                         Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Leonard M. Bakal                      Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Betty Davis                           Vice President
1125 - 17th Street
Denver, CO 80202

Brian C. Kiel                         Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Christopher A. Kremer                 Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                      Vice President
501 Route 22
Bridgewater, NJ 08907

Karen A. Johnson                      Vice President
501 Boylston Street
Boston, MA 02116

Deron J. Richens                      Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Henryk K. Sulikowski, Jr.             Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Anthony J. Williamson                 Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


        (to be updated by amendment)


        The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Investors Group, Inc. which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF MARCH 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of March 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company

Q.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

R.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

S.    Newbury Insurance Company, Limited

T.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

U.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    Soma Seguradora, S.A. (Brazil)

V.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    CRH Co., Inc. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19. P.T. MetLife Sejahtera (Indonesia)-95.21% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      20.   MetLife (India) Private Ltd. (India)

      21.   Metropolitan Marine Way Investments Limited (Canada)

      22.   MetLife Private Equity Holdings, LLC (DE)

      23. Sino-US MetLife Insurance Company, Ltd (China)- 50% of Sino-US MetLife Insurance Company is held by Metropolitan Life Insurance Company

      24.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      25.   Metropolitan Realty Management, Inc. (DE)

      26.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      27.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      28.   Bond Trust Account A (MA)

      29.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

                        (a)   MetLife Capital CFLI Leasing, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      30.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

                  (1)   Hereford Insurance Agency, Inc. (MA)

            c)    Omega Reinsurance Corporation (AZ)

      31.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                  (3)   Reinsurance Group of America, Incorporated (MO)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                              (ii) Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (v) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vi)  RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (vii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                              (viii)RGA Holdings Limited (U.K.) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (ix) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (x)   RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xi) General American Argentina Seguros de Vida, S.A. (Argentina)

                              (xii) Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xiii)RGA Technology Partners, Inc. (MO)

                              (xiv) RGA International Reinsurance Company
                                    (Ireland)

      32.   Corporate Real Estate Holdings, LLC (DE)

      33. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      34.   Tower Resources Group, Inc. (DE)

      35.   Headland Development Corporation (CA)

      36.   Headland - Pacific Palisades, LLC (CA)

      37.   Headland Properties Associates (CA)

      38.   Krisman, Inc. (MO)

      39.   Special Multi-Asset Receivables Trust (DE)

      40.   White Oak Royalty Company (OK)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

6) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of July 30, 2005, there were ____ qualified contract owners and ____ non-qualified contract owners of Series VA Contracts. (to be updated by amendment)


ITEM 28. INDEMNIFICATION

        A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

        Met Investors Series Trust
            MetLife Investors Variable Annuity Account One MetLife Investors Variable Annuity Account Five MetLife Investors Variable Life Account One MetLife Investors Variable Life Account Five First MetLife Investors Variable Annuity Account One General American Separate Account Eleven
            General American Separate Acocunt Twenty-Eight General American Separate Account Twenty-Nine General American Separate Account Two
            Security Equity Separate Account Twenty-Six
            Security Equity Separate Account Twenty-Seven Separate Account A of Paragon Life
            Separate Account B of Paragon Life
            Separate Account C of Paragon Life
            Separate Account D of Paragon Life

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------   ------------------------------------------
Michael K. Farrell                    Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Craig W. Markham                      Director
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                    Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City NY 11101

Leslie Sutherland                     President
1 Metlife Plaza
Long Island City NY 11101

Timothy A. Spangenberg                Executive Vice President,
13045 Tesson Ferry Road               Chief Financial Officer
St. Louis, MO 63128

Elizabeth M. Forget                   Executive Vice President,
260 Madison Avenue                    Chief Marketing Officer
New York, NY 10016

Edward C. Wilson                      Executive Vice President,
22 Corporate Plaza Drive              Chief Distribution Officer
Newport Beach, CA 92660

Paul A. LaPiana                       Executive Vice President,
22 Corporate Plaza Drive              Life Insurance Distribution Division
Newport Beach, CA 92660

Helayne F. Klier                      Executive Vice President
260 Madison Avenue
New York, NY 10016

Richard C. Pearson                    Executive Vice President,
22 Corporate Plaza Drive              General Counsel, Secretary
Newport Beach, CA 92660

Anthony J. Williamson                 Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City NY 11101

Charles M. Deuth                      Vice President, National Accounts
22 Corporate Plaza Drive              and Director
Newport Beach, CA 92660

Deborah L. Buffington                 Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                   (1)                                (2)                   (3)                 (4)                (5)
                                                Net Underwriting
                                                 Discounts And          Compensation         Brokerage            Other
Name of Principal Underwriter                     Commissions          On Redemption        Commissions        Compensation
--------------------------------------          ----------------       -------------        -----------        ------------
MetLife Investors Distribution Company            $ 183,550,302             $ 0                  $ 0                $ 0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

        The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

        (a) Registrant

        (b) Metlife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

        (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110

        (d) MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660

        (e) MetLife Investors Insurance Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660

        (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607

        (g) MetLife, 501 Boylston Street, Boston, MA 02116

        (h) MetLife, 200 Park Avenue, New York, NY 10166

        (i) MetLife, 1125 17th Street, Denver, CO 80202

ITEM 31. MANAGEMENT SERVICES

        Not Applicable.

ITEM 32. UNDERTAKINGS

        a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

        b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

        c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

        d. MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

        The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

        1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

        2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

        3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

        4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                                   SIGNATURES

        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf in the City of Newport Beach and State of California on this 5th day of July 2005.



        METLIFE INVESTORS USA SEPARATE ACCOUNT A
        (Registrant)

        By:  METLIFE INVESTORS USA INSURANCE COMPANY

        By:  /s/ Michael K. Farrell
             ----------------------------------------
             Michael K. Farrell
             President and Chief Executive Officer

        METLIFE INVESTORS USA INSURANCE COMPANY
        (Depositor)

        By:  /s/ Michael K. Farrell
             ----------------------------------------
             Michael K. Farrell
             President and Chief Executive Officer


        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on July 5, 2005.



/s/ Michael K. Farrell*               Chairman of the Board, Chief Executive
--------------------------------      Officer, President and Director
Michael K. Farrell

/s/ James P. Bossert*                 Executive Vice President and Director
--------------------------------
James P. Bossert

/s/Matthew K. Wessel*                 Vice President and Chief Financial Officer
--------------------------------      (Principal Accounting Officer)
Matthew K. Wessel

/s/ Susan A. Buffum*                  Director
--------------------------------
Susan A. Buffum

/s/ Michael R. Fanning*               Director
--------------------------------
Michael R. Fanning

/s/ Elizabeth M. Forget*              Director
--------------------------------
Elizabeth M. Forget

/s/ George Foulke*                    Director
--------------------------------
George Foulke

/s/ Hugh C. McHaffie*                 Director
--------------------------------
Hugh C. McHaffie

/s/ Richard C. Pearson*               Director
--------------------------------
Richard C. Pearson

/s/ Jeffrey A. Tupper*                Director
--------------------------------
Jeffrey A. Tupper




        *By: /s/ Michele H. Abate
             ----------------------------------------
             Michele H. Abate, Attorney-In-Fact
             July 5, 2005



* MetLife Investors USA Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464/811-03365) filed as Exhibit 13 on April 27, 2004, except for Matthew K. Wessell whose power of attorney is filed herewith.

                                INDEX TO EXHIBITS


4(xxix)   Guaranteed Withdrawal Benefit Endorsement

4(xxx)    Guaranteed Withdrawal Benefit Rider

4(xxxi)   Form of Contract Schedule

4(xxxii)  Guaranteed Minimum Accumulation Benefit Rider

5(iv)     Form of Variable Annuity Application

13(ii)    Power of Attorney for Matthew K. Wessel